Accrued Expenses and Other Payables - Schedule of Accrued Expenses and Other Payables (Details)	Mar. 31, 2026 USD ($)	Mar. 31, 2026 HKD ($)	Mar. 31, 2025 HKD ($)
Schedule of Accrued Expenses and Other Payables [Abstract]
Accrued employee compensation and benefits	$ 1,390	$ 10,900	$ 10,580
Accrued professional fees	78,277	613,693	153,067
Customer advance payable to third party vendors or government agencies	10,113	79,282	58,818
Refundable customer deposits	11,263	88,300	121,946
Others	5,561	43,601	35,054
Total	$ 106,604	$ 835,776	$ 379,465